Financial Assets and Financial Liabilities (Details) - Schedule of Other Current Assets - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Current Assets [Abstract]
Prepayments	$ 96,841	$ 158,151
Total	$ 96,841	$ 158,151